Provisions (Tables)	6 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the half year ended 31 December 2022 are shown below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Income statement
Other income 1	–	–	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 2	(47)	(27)	(66)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense 3	–	–	–
Samarco Germano dam decommissioning 4	31	49	68
Samarco dam failure provision 5	(13)	(539)	(663)
Fair value change on forward exchange derivatives 6	109	(212)	(81)

Profit/(loss) from operations	80	(729)	(742)
Net finance costs 7	(222)	(93)	(290)

Loss before taxation	(142)	(822)	(1,032)
Income tax benefit/(expense)	2	1	(31)

Loss after taxation	(140)	(821)	(1,063)

Balance sheet movement
Trade and other payables	–	3	(1)
Derivatives	83	(202)	(160)
Tax liabilities	2	1	(31)
Provisions	135	(327)	(629)

Net liabilities	220	(525)	(821)

	Half year ended 31 Dec 2022 US$M		Half year ended 31 Dec 2021 US$M		Year ended 30 June 2022 US$M
Cash flow statement
Loss before taxation		(142)		(822)		(1,032)
Adjustments for:
Samarco impairment expense 3	–		–		–
Samarco Germano dam decommissioning 4	(31)		(49)		(68)
Samarco dam failure provision 5	13		539		663
Fair value change on forward exchange derivatives 6	(109)		212		81
Proceeds/(settlements) of cash management related instruments	26		(10)		79
Net finance costs 7	222		93		290
Changes in assets and liabilities:
Trade and other payables	–		(3)		1

Net operating cash flows		(21)		(40)		14

Net investment and funding of equity accounted investments 8		(339)		(256)		(256)

Net investing cash flows		(339)		(256)		(256)

Net decrease in cash and cash equivalents		(360)		(296)		(242)

1	Proceeds from insurance settlements.
2	Includes legal and advisor costs incurred.
3	Impairment expense from working capital funding provided during the period.
4
US$(33) million (31 December 2021: US$25 million; 30 June 2022: US$(56) million) change in estimate and US$2 million (31 December 2021: US$24 million; 30 June 2022: US$(12) million) exchange translation.

5	US$ nil (31 December 2021: US$(806) million; 30 June 2022: US$747 million) change in estimate and US$13 million (31 December 2021: US$267 million; 30 June 2022: US$(84) million) exchange translation.
6
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provisions. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within
Profit/(loss)
from equity accounted investments, related impairments and expenses in the Income Statement.

7	Amortisation of discounting of provision.
8
Includes US$ nil (31 December 2021: US$ nil; 30 June 2022: US$ nil) working capital funding provided during the period, US$(339) million (31 December 2021: US$(256) million; 30 June 2022: US$(256) million) utilisation of the Samarco dam failure provision and US$ nil (31 December 2021: US$ nil; 30 June 2022: US$ nil) utilisation of the Samarco Germano decommissioning provision.

Samarco dam failure [member]
Statement [Line Items]
Summary of Provisions
Provisions related to the Samarco dam failure

		31 Dec 2022 US$M		30 June 2022 US$M
At the beginning of the reporting period		3,421		2,792
Movement in provisions		(135)		629
Comprising:
Utilised	(339)		(256)
Adjustments charged to the income statement:
Change in estimate — Samarco dam failure provision	–		747
Change in estimate — Samarco Germano dam decommissioning	(33)		(56)
Amortisation of discounting impacting net finance costs	222		290
Exchange translation	15		(96)

At the end of the reporting period		3,286		3,421
Comprising:
Current		1,950		1,815
Non-current		1,336		1,606

At the end of the reporting period		3,286		3,421

Comprising:
Samarco dam failure provision		3,122		3,237
Samarco Germano dam decommissioning provision		164		184